Note 2 - Summary of Significant Accounting Policies (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Summary of Significant Accounting Policies (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Certificates of deposit	$ 122	$ 122	$ 175
Total assets	122	122	175
Warrant liabilities	38,111	40,585	16,347
Total liabilities	38,111	40,585	16,347
Fair Value, Inputs, Level 1 [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Certificates of deposit	122	122	175
Total assets	122	122	175
Fair Value, Inputs, Level 3 [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Warrant liabilities	38,111	40,585	16,347
Total liabilities	$ 38,111	$ 40,585	$ 16,347